Label	Element	Value
Abelle Limited [Member]
Acquisition of non-controlling interest in subsidiary	hmy_AcquisitionOfNonControllingInterestInSubsidiary	R 381,000,000
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	82,000,000
Previously stated [member]
Equity	ifrs-full_Equity	R 25,464,000,000
Issued capital [member] | Previously stated [member]
Number of shares issued	ifrs-full_NumberOfSharesIssued	500,251,751
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	R 29,340,000,000
Other reserves [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	82,000,000
Other reserves [member] | Previously stated [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	5,227,000,000
Non-controlling interests [member] | Previously stated [member]
Non-controlling interests	ifrs-full_NoncontrollingInterests	0
Retained earnings [member] | Previously stated [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	R (9,103,000,000)